Document And Entity Information	Jul. 13, 2023
Document Information [Line Items]
Entity, Registrant Name	WILSON BANK HOLDING COMPANY
Document, Type	8-K
Document, Period End Date	Jul. 13, 2023
Entity, Incorporation, State or Country Code	TN
Entity, File Number	000-20402
Entity, Tax Identification Number	62-1497076
Entity, Address, Address Line One	623 West Main Street
Entity, Address, City or Town	Lebanon
Entity, Address, State or Province	TN
Entity, Address, Postal Zip Code	37087
City Area Code	615
Local Phone Number	444-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000885275